Leases - Schedule of ROU Assets Obtained in Exchange for Lease Obligation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Lessee Disclosure [Abstract]
Operating leases	¥ 359,168	$ 55,045	¥ 323,242
Finance leases	¥ 15,208	$ 2,331	¥ 18,950